Federated Global Allocation Fund
Portfolio of Investments
February 29, 2020 (unaudited)
Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—62.7%
		Communication Services—4.7%
27,724		AT&T, Inc.	$976,439
393		ATN International, Inc.	21,183
1,002	[1]	Alphabet, Inc., Class A	1,341,929
1,004	[1]	Alphabet, Inc., Class C	1,344,687
14,739	[1]	Altice USA, Inc.	381,151
50,611		Auto Trader Group PLC	341,527
360	[1]	Boingo Wireless, Inc.	4,561
3,851	[1]	Central European Media Enterprises Ltd., Class A	17,060
317	[1]	Charter Communications, Inc.	156,335
578		Cheil Communications, Inc.	9,313
6,500		China Mobile Ltd.	51,658
1,500		Cyber Agent Ltd.	56,752
32,050		Deutsche Telekom AG, Class REG	524,168
103	[1]	EverQuote, Inc.	4,184
6,693	[1]	Facebook, Inc.	1,288,202
223	[1]	GOGO, Inc.	805
613	[1]	Gray Television, Inc.	11,598
446,095		HKT Trust and HKT Ltd.	668,953
18,300		Hakuhodo DY Holdings, Inc.	212,280
5,499		Hellenic Telecommunication Organization SA	78,034
2,420	[1]	IAC Interactive Corp.	493,535
965	[1]	Imax Corp.	15,035
692		Info Edge India Ltd.	25,420
1,372	[1]	Intelsat SA	5,296
1,900		Konami Corp.	68,795
4,285	[1]	Liberty Media Corp.	167,372
29,421	[1]	Liberty Media Group	1,102,993
20,337	[1]	Lions Gate Entertainment Corp.	161,679
679	[1]	Loral Space & Communications Ltd.	21,090
41		Marcus Corp.	1,096
700		Nintendo Co. Ltd.	238,849
1,309		Proximus	32,651
30		SK Telecom Co. Ltd.	5,265
358		Scholastic Corp.	11,488
105,300		Singapore Press Holdings Ltd.	142,835
30,855	[1]	Sprint Corp.	283,557
7,100	[1]	T-Mobile USA, Inc.	640,136
832	[1]	TechTarget, Inc.	19,244
5,907		Telenet Group Holding NV	227,393
211,435		Telstra Corp. Ltd.	465,565
29,600		Tencent Holdings Ltd.	1,460,032
69,921		Tim Participacoes S.A.	252,203
247		Tribune Publishing Co.	2,833
3,738		Verizon Communications, Inc.	202,450

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Communication Services—continued
22,259		Vivendi SA	$572,437
2,609	[1]	Vonage Holdings Corp.	23,377
784	[1]	Yelp, Inc.	24,516
9,351	[1]	Zayo Group Holdings, Inc.	327,191
28,759	[1]	Zillow Group, Inc.	1,605,040
207,025	[1]	Zynga, Inc.	1,389,138
		TOTAL	17,479,330
		Consumer Discretionary—7.5%
3,200		ABC-Mart, Inc.	184,358
374		Aaron's, Inc.	14,709
3,960		Adidas AG	1,103,331
38	[1]	Adtalem Global Education, Inc.	1,173
9,459	[1]	Alibaba Group Holding Ltd., ADR	1,967,472
940	[1]	Altus San Nicolas, Corp.	8
1,970	[1]	Amazon.com, Inc.	3,710,987
263	[1]	America's Car-Mart, Inc.	27,028
215	[1]	Asbury Automotive Group, Inc.	19,058
3,698		Berkeley Group Holdings PLC	227,437
916		Bloomin Brands, Inc.	16,479
228		Bluegreen Vacations Corp.	1,769
121	[1]	Booking Holdings, Inc.	205,175
506	[1]	Boot Barn Holdings, Inc.	15,519
5,405	[1]	Bright Horizons Family Solutions, Inc.	849,396
132		Brinker International, Inc.	4,534
6,186		Burberry Group PLC	135,140
6,071		Canadian Tire Corp. Ltd.	596,991
890		Carriage Services, Inc.	18,823
9,500		Casio Computer Co. Ltd.	162,619
30	[1]	Cavco Industries, Inc.	6,052
6,089		Columbia Sportswear Co.	495,036
26,186		Compass Group PLC	574,929
906	[1]	CROCs, Inc.	23,710
5,058		D. R. Horton, Inc.	269,440
710		Dana, Inc.	10,210
359		Dave & Buster's Entertainment, Inc.	11,851
400	[1]	Deckers Outdoor Corp.	69,520
2,208	[1]	Denny's Corp.	38,441
5,300		Denso Corp.	205,898
384		Dine Brands Global, Inc.	31,430
14,588		Dollarama, Inc.	428,864
11,925		eBay, Inc.	413,082
200		Fast Retailing Co. Ltd.	98,556
3,520		Faurecia	161,014
10,700		Feng Tay Enterprise Co. Ltd.	58,775
7,178		Fiat Chrysler Automobiles NV	89,734
24,578		Ford Motor Co.	171,063
30,000		Formosa Taffeta Co.	32,845
2,405	[1]	Frontdoor, Inc.	101,972
205	[1]	Funko, Inc.	1,663

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
18,802		Gentex Corp.	$502,013
15	[1]	Gentherm, Inc.	612
8,538		Gildan Activewear, Inc.	206,795
164,500		Great Wall Motor Company Limited	119,931
263		Group 1 Automotive, Inc.	22,415
100,657		Harvey Norman Holdings Ltd.	239,480
164	[1]	Helen of Troy Ltd.	26,994
9,755		Hennes & Mauritz AB, Class B	176,466
9,652		Hilton Worldwide Holdings, Inc.	938,174
8,736		Home Depot, Inc.	1,903,050
21,700		Honda Motor Co., Ltd.	554,663
301		Hyundai Mobis	52,599
11,700		Iida Group Holdings Co. Ltd.	157,738
19,480		Industria de Diseno Textil SA	606,289
450		Jack in the Box, Inc.	30,987
183		Johnson Outdoors, Inc., Class A	11,421
623		Kering	357,699
7,100		Koito Manufacturing Co. Ltd.	286,129
600		LCI Industries	57,930
2,729		LVMH Moet Hennessy Louis Vuitton SA	1,125,927
1,164		La-Z-Boy, Inc.	33,349
637		Las Vegas Sands Corp.	37,143
1,525	[1]	Laureate Education, Inc.	28,517
5,933		Lowe's Cos., Inc.	632,280
189		M.D.C. Holdings, Inc.	7,435
7,501		MGM Resorts International	184,225
9,886		Magna International, Inc.	449,943
553		Marine Products Corp.	6,957
243		Marriott Vacations Worldwide Corp.	23,518
17,600		Mazda Motor Corp.	121,459
200		McDonald's Holdings Co. (Japan), Ltd.	8,446
420	[1]	Meritage Corp.	26,653
1,898		Michelin, Class B	203,034
12,800		Mitsubishi Motors Corp.	42,297
7,401		Moncler S.p.A	289,255
100	[1]	NVR, Inc.	366,718
1,097		Naspers Ltd., Class N	173,510
6,147		Next PLC	485,911
13,500		Nikon Corp.	138,006
9,400		Office Depot, Inc.	22,090
576		PVH Corp.	42,687
171		Page Industries Ltd.	52,802
55,900		Panasonic Corp.	531,450
370	[1]	Perdoceo Education Corp.	5,524
3,376		Persimmon PLC	124,000
40,373		Petrobras Distribuidora SA	235,635
18,558		Peugeot SA	361,863
93,000		Pou Chen Corp.	102,421
189	[1]	RH	34,285

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
926		Rent-A-Center, Inc.	$19,715
700		Rinnai Corp.	47,336
2,249	[1]	Rubicon Project, Inc./The	25,526
776	[1]	SeaWorld Entertainment, Inc.	21,115
4,100		Sega Sammy Holdings, Inc.	54,418
12,500		Sekisui House Ltd.	244,702
3,600		Shimamura Co. Ltd.	238,450
165		Shoe Carnival, Inc.	4,935
8,169		Sodexo SA	792,636
104		Sonic Automotive, Inc.	2,912
406		Standard Motor Products, Inc.	17,864
5,900		Subaru Corp.	142,592
4,200		Suzuki Motor Corp.	171,188
378	[1]	Taylor Morrison Home Corp.	8,513
110	[1]	Tesla, Inc.	73,479
16,141		Titan Industries Ltd.	284,206
605		Toll Brothers, Inc.	22,403
135	[1]	TopBuild Corp.	13,635
13,900		Toyoda Gosei Co. Ltd.	295,226
1,039		Twin River Worldwide Holdings, Inc.	27,014
1,539		V.F. Corp.	110,808
345	[1]	Vera Bradley, Inc.	2,850
13,688	[1]	Vipshop Holdings Ltd., ADR	175,617
294		Volkswagen AG	49,374
156	[1]	WW International, Inc.	4,680
450		Wyndham Destinations, Inc.	17,955
2,972		Wyndham Hotels & Resorts, Inc.	151,423
28,900		Yamada Denki Co. Ltd.	138,626
14,600		Yamaha Motor Co.	232,176
5,900		Yokohama Rubber Co. Ltd./The	95,433
14,500		Zhongsheng Group Holdings	55,726
208	[1]	Zumiez, Inc.	5,518
		TOTAL	28,252,867
		Consumer Staples—5.0%
6,000		AEON Co. Ltd.	111,583
4,249		Alimentation Couche-Tard, Inc., Class B	129,029
11,316		Altria Group, Inc.	456,827
2,735		Archer-Daniels-Midland Co.	102,973
23,259		BIM Birlesik Magazalar AS	179,711
281	[1]	BJ's Wholesale Club Holdings, Inc.	5,412
879	[1]	Beyond Meat, Inc.	78,802
296		Bid Corp. Ltd.	5,380
2,882		British American Tobacco PLC	114,530
828		Brown-Forman Corp., Class B	50,847
3,295		Bunge Ltd.	154,700
392		Calavo Growers, Inc.	28,400
1,500		Calbee, Inc.	38,529
436		Carlsberg A/S, Class B	57,810
52,000		China Agri-Industries Holdings Ltd.	28,204

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Staples—continued
17,000		China Mengniu Dairy Co. Ltd.	$60,654
10,201		Clicks Group, Ltd.	157,443
137		Clorox Co.	21,840
27,762		Coca-Cola Amatil Ltd.	204,889
66		Coca-Cola Bottling Co.	12,961
56,511		Davide Campari - Milano SpA	470,874
24,771		Diageo PLC	877,269
713	[1]	Edgewell Personal Care Co.	21,647
2,720		Empire Co. Ltd., Class A	60,773
1,514		Essity Aktiebolag	45,402
1,058		Estee Lauder Cos., Inc., Class A	194,249
13,500		Fraser & Neave Holdings Bhd	98,394
7,693		George Weston Ltd.	579,160
23,140		Godrej Consumer Products Ltd.	181,460
2,800		Growell Holdings Co., Ltd.	170,173
14,057	[1]	Herbalife Ltd.	454,884
4,867		Hindustan Lever Ltd.	147,161
14,100		Imperial Brands PLC	285,446
58,600		Indofood CBP Sukses Makmur TBK PT	41,965
44,426		JBS S.A.	225,513
1,922		Kimberly-Clark Corp.	252,147
5,740		Kimberly-Clark de Mexico	10,927
109		Korea Tobacco & Ginseng Corp.	7,567
14,844		Kraft Heinz Co./The	367,686
5,276		L'Oreal SA	1,418,957
12,100		Lion Corp.	202,095
16,316		Loblaw Cos. Ltd.	808,355
47,712		Marico Ltd.	197,444
7,739		Metro, Inc., Class A	301,430
15,079	[1]	Monster Beverage Corp.	941,080
1,319		Nestle India Ltd.	289,761
8,155		Nestle S.A.	844,915
2,166		Orkla ASA	18,199
53,900		PT Gudang Garam Tbk	190,953
51,100		PT Indofood Sukses Makmur	23,153
1,018	[1]	Performance Food Group Co.	43,163
3,600		Perlis Plantations Bhd	15,424
681		Philip Morris International, Inc.	55,753
31,630		Pick'n Pay Stores Ltd.	115,138
40,326	[1]	Pilgrim's Pride Corp.	853,298
7,759		Procter & Gamble Co.	878,552
179		Sanfilippo (John B. & Sons), Inc.	12,564
1,600		Seven & I Holdings Co. Ltd.	54,636
5,200		Sundrug Co. Ltd.	162,084
1,300		Suntory Beverage and Food Ltd.	49,413
7,455		Sysco Corp.	496,876
10,000		Tingyi (Cayman Isln) Hldg Co.	18,181
1,700		Toyo Suisan Kaisha Ltd.	68,106
600		Tsuruha Holdings, Inc.	69,500

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Staples—continued
9,972		Tyson Foods, Inc., Class A	$676,401
4,685	[1]	US Foods Holding Corp.	157,603
142	[1]	USANA Health Sciences, Inc.	9,386
16,764		Unilever PLC	898,840
243		Universal Corp.	11,992
5,130		Vector Group Ltd.	59,611
63		WD 40 Co.	10,867
117,886		Wal-Mart de Mexico SAB de C.V.	331,863
6,998		WalMart, Inc.	753,545
24,266		Woolworth's Ltd.	604,402
2,100		Yakult Honsha Co. Ltd.	95,791
29,000		Yamazaki Baking Co. Ltd.	492,084
		TOTAL	18,724,636
		Energy—1.9%
211		Arch Coal, Inc.	10,624
583,400		Banpu Public Co. Ltd.	131,367
1,229		CVR Energy, Inc.	34,928
666		Cactus, Inc.	18,188
9,346		Chevron Corp.	872,356
64,000		China Oilfield Services Ltd.	82,623
22,227		Coal India Ltd.	51,685
5,822		ConocoPhillips	281,901
187		DMC Global, Inc.	6,743
596	[1]	Dril-Quip, Inc.	21,229
984		Equinor ASA	15,130
1,904		Exxaro Resources Ltd.	14,004
4,388		Exxon Mobil Corp.	225,719
1,970	[1]	Frank's International N.V.	7,722
27,079		Imperial Oil Ltd.	592,924
161		Liberty Oilfield Services, Inc.	1,077
6,379		Marathon Petroleum Corp.	302,492
733	[1]	Matrix Services Co.	8,855
9,684		National Oilwell Varco, Inc.	181,188
8,726		Neste Oyj	344,622
2,556	[1]	Nextier Oilfield Solutions, Inc.	11,911
499		Nordic American Tankers Ltd.	1,607
906		OMV AG	38,328
5,154		PBF Energy, Inc.	115,398
14,500		PTT Exploration and Production Public Co.	49,102
190,800		PTT Public Co. Ltd.	235,951
14,224	[1]	Petroleo Brasileiro SA	86,357
68,644		Petronet LNG Ltd.	235,919
13,868		Phillips 66	1,038,158
4,370		Reliance Industries Ltd.	80,931
43	[1]	Seacor Holdings, Inc.	1,604
30,552		Tatneft	307,868
19,734		Total S.A.	845,592
399		Tupras Turkiye Petrol Rafinerileri A.S.	6,527
9,899		Valero Energy Corp.	655,809

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Energy—continued
373	[1]	W&T Offshore, Inc.	$970
1,689		World Fuel Services Corp.	47,765
56,000		Yanzhou Coal Mining Co. Ltd., Class H	42,750
		TOTAL	7,007,924
		Financials—10.7%
128		1st Source Corp.	5,382
38,400		3i Group PLC	500,614
11,603		AXA SA	270,101
13,320		Admiral Group PLC	363,780
14,202		Aflac, Inc.	608,556
7,542		Ageas	352,514
796,000		Agricultural Bank of China	320,609
7,016		Allianz SE	1,515,595
8,398		Ally Financial, Inc.	210,538
658		Amalgamated Bank	10,535
1,770		American Equity Investment Life Holding Co.	44,746
3,382		American Express Co.	371,783
3,704		Ameriprise Financial, Inc.	523,375
448		Ares Commercial Real Estate Corp.	6,836
2,043		Artisan Partners Asset Management, Inc.	58,389
752	[1]	AssetMark Financial Holdings, Inc.	19,920
6,109		Assicurazioni Generali SpA	109,941
24,589		Australia & New Zealand Banking Group, Melbourne	392,731
673		B. Riley Financial, Inc.	15,923
33,075		BB Seguridade Participacoes SA	235,568
28,296		BS Financial Group, Inc.	143,671
34,949		B3 SA - Brasil Bolsa Balcao	375,132
277		Bajaj Finance Ltd.	17,278
96		BancFirst Corp.	4,925
6,210	[1]	Banco BTG Pactual SA	93,819
286,938		Banco de Chile	25,277
96,260		Banco de Oro	261,569
388,739		Banco Santander Chile SA	17,343
1,091	[1]	Bancorp, Inc., DE	13,277
683		BancorpSouth Bank	16,713
9,870	[1]	Bank Hapoalim BM	76,985
46,704		Bank Leumi Le-Israel	302,885
66,626		Bank of America Corp.	1,898,841
194,000		Bank of Communications Ltd.	125,300
423		Bank of Marin Bancorp	16,129
896		Bank Zachodni WBK S.A.	57,930
1,229	[1]	Berkshire Hathaway, Inc., Class B	253,592
542	[1]	Blucora, Inc.	9,431
870	[1]	Brighthouse Financial, Inc.	31,181
1,603		Brightsphere Investment Group, Inc.	14,988
870		CBTX, Inc.	21,706
14,663		CI Financial Corp.	243,500
152		CNA Financial Corp.	6,320
18,614		CNP Assurances	293,028

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
190	[1]	Cannae Holdings, Inc.	$7,085
6,670		Capital One Financial Corp.	588,694
222		Carolina Financial Corp.	7,193
1,115		Cathay Bancorp, Inc.	34,320
9,786		Challenger Financial Sevices Group Ltd.	56,682
209,180		Chang Hwa Bank	158,435
14,973		Charles Schwab Corp.	610,150
508,000		China CITIC Bank Corp. Ltd.	265,882
312,000		China Construction Bank Corp.	254,168
74,000		China Everbright Bank Co. Ltd.	29,858
257,500		China Galaxy Securities Co.	143,559
436,000		China Huarong Asset Management Co. Ltd.	59,887
99,200		China Insurance International Holdings Co. Ltd.	204,809
132,000		China Life Insurance Co. Ltd.	312,089
76,500		China Merchants Bank Co. Ltd.	354,017
167,500		China Minsheng Banking Corp. Ltd.	113,766
39,000		China Pacific Insurance Group Co. Ltd.	129,569
362		City Holding Co.	25,311
36,000		Concordia Financial Group Ltd.	123,239
1,532		ConnectOne Bancorp, Inc.	32,187
9,667,719		Corpbanca	35,472
7,300		DBS Group Holdings Ltd.	127,476
15,169		DNB Bank ASA	253,750
3,917		Deutsche Boerse AG	616,979
2,478		Discover Financial Services	162,507
197		Dongbu Insurance Co. Ltd.	7,082
13,100		E*Trade Financial Corp.	599,718
337,698		E.Sun Financial Holding Co. Ltd.	318,921
656		Eagle Bancorp, Inc.	24,548
11,614		East West Bancorp, Inc.	449,926
633		Employers Holdings, Inc.	24,396
2,510	[1]	Enova International, Inc.	48,242
1,756		Erste Group Bank AG	60,570
899		Essent Group Ltd.	39,232
8,386		Exor NV	599,241
106,000		Far East Horizon	93,107
188		Federal Agricultural Mortgage Association, Class C	14,111
3,329		First BanCorp	26,432
503		First Bancorp, Inc.	16,146
109		First Commmonwealth Financial Corp.	1,286
946		First Defiance Financial Corp.	22,624
1,158		First Financial Bankshares, Inc.	33,281
46,096		FirstRand Ltd.	163,752
10,849		Gjensidige Forsikring ASA	221,141
155		Great Southern Bancorp, Inc.	7,953
1,049		Great-West Lifeco, Inc.	24,673
49,358		Grupo Financiero Banorte S.A. de C.V.	269,873
307		HDFC Asset Management Co. Ltd.	13,522
2,833		HDFC Life Insurance Co. Ltd.	21,489

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
1,874		Hannover Rueckversicherung SE	$333,870
16,817		Hargreaves Lansdown PLC	336,811
63,600		Hong Leong Bank Berhad	231,308
2,200		Hong Leong Credit Berhad	7,985
457		Houlihan Lokey, Inc.	23,408
2,380		Housing Development Finance Corp. Ltd.	72,425
123,000		Hua Nan Financial Holdings Co. Ltd.	86,303
6,499		Hyundai Marine & Fire Insurance Co.	120,491
14,814		ICICI Lombard General Insurance Co. Ltd.	256,844
5,512		IGM Financial, Inc.	146,973
28,451		IRB Brasil Resserguros S/A	211,542
5,502		iA Financial Corp, Inc.	261,891
497		Iberiabank Corp.	29,914
66,000		Industrial & Commercial Bank of China	45,479
24,284		Industrial Bank of Korea	191,567
721		International Bancshares Corp.	24,586
2,558		Invesco Mortgage Capital, Inc.	41,133
4,651		Investors Bancorp, Inc.	49,022
4,374		Israel Discount Bank	18,240
9,420		JPMorgan Chase & Co.	1,093,756
45		James River Group Holdings Ltd.	1,818
3,595		KB Financial Group, Inc.	115,461
938		KBC Groupe	62,469
40		Komercni Banka A.S.	1,228
71,204		Korea Life Insurance Co., Ltd.	98,205
18,081		L E Lundbergforetagen AB	753,223
9,387		LG Investment & Securities Co. Ltd.	77,904
2,481		LPL Investment Holdings, Inc.	197,190
1,023		Ladder Capital Corp.	15,601
80,954		Legal & General Group PLC	273,025
4,025		London Stock Exchange Group PLC	393,705
620		Luther Burbank Corp.	6,467
1,683	[1]	MBIA Insurance Corp.	13,127
91,021		Medibank Private Ltd.	165,210
24,237		MetLife, Inc.	1,035,405
3,822		Mizrahi Tefahot Bank Ltd.	97,870
288,400		Mizuho Financial Group, Inc.	393,251
29,801		Morgan Stanley	1,341,939
4,700		Muenchener Rueckversicherungs-Gesellschaft AG	1,198,467
832	[1]	NMI Holdings, Inc.	19,419
34,671		NN Group NV	1,186,974
969		National General Holdings Corp.	18,866
67		National Western Life Insurance Co., Class A	16,008
11,700		New China Life Insurance Co. Ltd.	44,972
2,355		OTP Bank RT	102,591
5,374		Onex Corp.	301,721
2,600		Oversea-Chinese Banking Corp. Ltd.	19,960
96,000		PICC Property and Casualty Co., Ltd., Class H	100,264
5,427		PNC Financial Services Group	685,973

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
166,000		PT Bank Central Asia	$362,241
64,400		PT Bank Rakyat Indonesia Tbk	18,802
681,000		People's Insurance, Co. (Group) of China Ltd.	242,916
385		People's Utah Bancorp	9,228
47,000		Ping An Insurance (Group) Co. of China Ltd.	526,117
447,000		Postal Savings Bank of China Co. Ltd.	283,639
23,048		Power Corp. of Canada	509,469
21,638		Powszechna Kasa Oszczednosci Bank Polski SA	173,272
298		Preferred Bank Los Angeles, CA	15,237
107	[1]	ProSight Global, Inc.	1,434
1,133		Provident Financial Services, Inc.	22,637
302		RBB Bancorp	5,095
15,800		RHB Capital Berhad	20,838
51,971		RMB Holdings Ltd.	236,014
2,601		Radian Group, Inc.	55,245
3,618		Raymond James Financial, Inc.	302,573
188		Republic Bancorp, Inc.	6,719
303		Samsung Fire & Marine Insurance	49,354
3,310		Samsung Life Insurance Co., Ltd.	159,314
10,951		Scor SA	394,087
838		Selective Insurance Group, Inc.	46,744
847,528		Shin Kong Financial Holdings Co. Ltd.	252,297
11,730		Shinhan Financial Group Co. Ltd.	313,318
1,795		Simmons 1st National Corp., Class A	38,377
6,300		Singapore Exchange Ltd.	38,737
26,220		Standard Bank Group Ltd.	251,720
1,457		Sterling Bancorp, Inc./MI	10,199
159		Stifel Financial Corp.	8,656
17,971		Swedbank AB	274,265
924		Swiss Life Holding AG	424,643
6,986		Swiss Re AG	667,086
8,750		Synchrony Financial	254,625
3,962		TRYG A/S	110,471
639,100		Taiwan Business Bank	250,187
425,401		Taiwan Cooperative Financial Holding Co. Ltd.	290,757
1,375		The Bank of NT Butterfield & Son Ltd.	38,060
724		The First of Long Island Corp.	14,994
8,562		The Travelers Cos., Inc.	1,025,813
813		United Community Banks, Inc.	20,138
29,500		United Overseas Bank Ltd.	523,375
1,157		Univest Corp.	27,074
30,628		Wells Fargo & Co.	1,251,154
962		Wendel SA	117,922
1,370		Wesbanco, Inc.	41,936
263		Zurich Insurance Group AG	102,351
		TOTAL	40,177,597
		Health Care—6.5%
9,856	[1]	Achillion Pharmaceuticals, Inc.	4,534
13,946	[1]	Adaptive Biotechnologies Corp.	391,883

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
115	[1]	Addus Homecare Corp.	$8,771
16,000		Alfresa Holdings Corp.	286,276
463	[1]	Amedisys, Inc.	80,567
8,038		AmerisourceBergen Corp.	677,764
11,436	[1]	Amneal Pharmaceuticals, Inc.	44,029
211	[1]	Amphastar Pharmaceuticals, Inc.	3,247
1,932		Anthem, Inc.	496,698
1,566	[1]	Antigenics, Inc.	3,962
6,214	[1]	Arcus Biosciences, Inc.	94,577
2,823		AstraZeneca PLC	247,112
11,410		Baxter International, Inc.	952,393
4,114	[1]	BeyondSpring, Inc.	65,330
4,058	[1]	Bio-Rad Laboratories, Inc., Class A	1,428,497
1,724	[1]	BioDelivery Sciences International, Inc.	8,379
160	[1]	BioTelemetry, Inc.	6,835
12,661		Bristol-Myers Squibb Co.	747,759
40		CONMED Corp.	3,786
3,996		Cardinal Health, Inc.	208,272
282	[1]	Cardiovascular Systems, Inc.	10,609
5,059	[1]	Catalyst Pharmaceutical Partners, Inc.	21,298
407	[1]	Celltrion, Inc.	56,878
1,615	[1]	ChemoCentryx, Inc.	72,271
831	[1]	Clovis Oncology, Inc.	6,257
2,130		Coloplast A.S., Class B	287,713
516	[1]	Constellation Pharmaceuticals, Inc.	18,235
707	[1]	Corvel Corp.	48,741
74	[1]	Cutera, Inc.	1,834
4,291		Divi's Laboratories Ltd.	125,825
4,300		Eisai Co. Ltd.	315,986
366		Ensign Group, Inc.	16,287
22,092	[1]	Exelixis, Inc.	410,690
2,501		Fresenius Medical Care AG & Co. KGaA	192,579
49,441		GlaxoSmithKline PLC	996,309
410	[1]	Globus Medical, Inc.	18,544
4,079		HCA Healthcare, Inc.	518,074
358	[1]	HMS Holdings Corp.	8,223
630	[1]	Haemonetics Corp.	68,248
1,309	[1]	Halozyme Therapeutics, Inc.	25,617
2,500		Hisamitsu Pharmaceutical Co., Inc.	111,341
3,275		Humana, Inc.	1,046,952
13,293	[1]	Immunogen, Inc.	59,154
16,301	[1]	Incyte Genomics, Inc.	1,229,258
92	[1]	Inogen, Inc.	4,212
222	[1]	Integer Holdings Corp.	20,018
8,418	[1]	Ionis Pharmaceuticals, Inc.	427,466
668		Johnson & Johnson	89,833
2,330		Koninklijke Philips NV	100,155
469	[1]	LHC Group, Inc.	56,965
252	[1]	Livongo Health, Inc.	6,303

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
442	[1]	MacroGenics, Inc.	$3,876
544	[1]	Magellan Health, Inc.	32,645
4,355	[1]	Magenta Therapeutics, Inc.	51,215
8,031		McKesson Corp.	1,123,216
23,600		Medipal Holdings Corp.	429,759
497	[1]	Medpace Holdings, Inc.	44,700
2,103		Merck & Co., Inc.	161,006
524	[1]	Merit Medical Systems, Inc.	18,869
1,166	[1]	Moderna, Inc.	30,234
3,606	[1]	NGM Biopharmaceuticals, Inc.	65,052
169	[1]	Natus Medical, Inc.	4,543
8,182	[1]	Neurocrine Biosciences, Inc.	774,835
317	[1]	NextGen Healthcare, Inc.	4,146
19,518		Novartis AG	1,638,521
10,641		Novo Nordisk A/S	632,432
412	[1]	Omnicell, Inc.	33,566
43,975	[1]	Opko Health, Inc.	65,963
96	[1]	OraSure Technologies, Inc.	579
6,043	[1]	Organogenesis Holdings, Inc.	23,689
2,472		Orion Oyj	98,308
159	[1]	Orthofix Medical, Inc.	5,619
3,446	[1]	Osmotica Pharmaceuticals PLC	20,090
343	[1]	PetIQ, Inc.	10,667
2,905		Pfizer, Inc.	97,085
242	[1]	Precigen, Inc.	917
4,814	[1]	Precision Biosciences, Inc.	38,560
1,738	[1]	Progenics Pharmaceuticals, Inc.	8,203
160	[1]	Progyny, Inc.	4,405
320	[1]	Providence Service Corp.	19,770
532	[1]	R1 RCM, Inc.	6,533
1,477		Recordati SPA	63,479
3,127	[1]	Regeneron Pharmaceuticals, Inc.	1,390,170
1,449	[1]	Retrophin, Inc.	22,452
883		Roche Holding AG	287,809
2,803		Sanofi	259,232
3,400		Shionogi and Co.	183,518
6,896	[1]	Siga Technologies, Inc.	34,446
288		Simulations Plus, Inc.	9,377
26,400		Sinopharm Group Co. Ltd.	82,585
111	[1]	Staar Surgical Co.	3,483
100		Straumann Holding AG	93,937
314	[1]	SurModics, Inc.	10,962
6,300		Suzuken Co. Ltd.	207,736
238	[1]	Tactile Systems Technology, Inc.	11,998
283	[1]	Tandem Diabetes Care, Inc.	21,129
135	[1]	Tivity Health, Inc.	1,710
911	[1]	Translate Bio, Inc.	6,905
492	[1]	Triple-S Management Corp., Class B	7,375
362		UCB SA	33,555

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
8,029		UnitedHealth Group, Inc.	$2,047,074
4,668	[1]	Vanda Pharmaceuticals, Inc.	51,488
7,642	[1]	Vertex Pharmaceuticals, Inc.	1,712,037
384	[1]	Xencor, Inc.	12,476
		TOTAL	24,136,482
		Industrials—7.5%
98,163		ADT, Inc.	627,262
666		AZZ, Inc.	24,569
12,367		Adecco Group AG	668,326
130,200		Airports of Thailand Public Co. Ltd.	246,219
199		Albany International Corp., Class A	12,750
55,170		Alfa, S.A. de C.V., Class A	35,513
15		Allegiant Travel Co.	2,033
11,456		Allison Transmission Holdings, Inc.	465,114
24,900		Amada Holdings Co. Ltd.	231,030
62	[1]	American Woodmark Corp.	5,194
6,192		Ametek, Inc.	532,512
667		Andritz AG	23,676
155		Apogee Enterprises, Inc.	4,679
676		Applied Industrial Technologies, Inc.	39,877
386		ArcBest Corp.	7,647
14,556		Ashtead Group PLC	455,623
1,143	[1]	Atkore International Group, Inc.	42,188
104,115		Aurizon Holdings Ltd.	322,945
294	[1]	Avis Budget Group, Inc.	9,518
264	[1]	BMC Stock Holdings, Inc.	6,476
21,000		BOC Aviation Ltd.	182,774
121,100		BTS Group Holdings PCL	41,861
97		Barrett Business Services, Inc.	5,810
235	[1]	Blue Bird Corp.	4,202
967	[1]	Builders Firstsource, Inc.	21,961
1,082	[1]	CBIZ, Inc.	28,175
899		CIMIC Group Ltd.	14,085
954	[1]	CIRCOR International, Inc.	34,325
554		CSW Industrials, Inc.	36,475
7,895		CSX Corp.	556,203
241		Cheil Jedang Corp.	16,162
254,500	[1]	China COSCO Holdings Co. Ltd., Class H	85,848
24,000		China Lesso Group Holdings Ltd.	36,299
245,500		China Railway Construction Corp. Ltd.	283,743
357,000		China Railway Group Ltd.	203,467
213	[1]	Cimpress PLC	24,795
232,000		Citic Pacific Ltd.	259,726
527		Comfort Systems USA, Inc.	22,250
1,299		Curtiss Wright Corp.	155,802
2,842		DSV Panalpina A/S	286,994
281	[1]	DXP Enterprises, Inc.	7,978
15,500		Dai Nippon Printing Co. Ltd.	377,534
1,600		Daifuku Co.	94,588

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
92		Dassault Aviation SA	$95,864
12,589		Delta Air Lines, Inc.	580,731
441		Deluxe Corp.	14,685
510		Dover Corp.	52,397
843		Eiffage SA	90,121
9,215	[1]	Embraer - Empresa Brasileira de Aeronautica S/A	34,949
466		Emcor Group, Inc.	35,845
169		Encore Wire Corp.	8,276
13,753		Experian PLC	460,269
345		Exponent, Inc.	25,409
247	[1]	FTI Consulting, Inc.	27,810
72,000		Far Eastern New Century Corp.	66,042
389		Federal Signal Corp.	11,281
6,868		Ferguson PLC	599,909
1,048	[1]	Foundation Building Materials, Inc.	16,349
57	[1]	Franklin Covey Co.	1,793
275	[1]	GMS, Inc.	6,284
11,030		Genivar Income Fund	727,006
2,276	[1]	Great Lakes Dredge & Dock Corp.	22,077
13,983		Grupo Aeroportuario del Pacifico SA, Class B	151,317
6,657		Han Wha	112,201
758		Hawaiian Holdings, Inc.	15,827
560		Heidrick & Struggles International, Inc.	12,488
10,969		Honeywell International, Inc.	1,778,843
1,700		Hoshizaki Electric Co., Ltd.	145,325
683		Hubbell, Inc.	91,003
4,877	[1]	IAA Spinco, Inc.	208,345
7,570		Ingersoll-Rand PLC	976,833
589		Insperity, Inc.	39,622
597		Insteel Industries, Inc.	11,874
10,092		InterGlobe Aviation Ltd.	182,252
2,520		International Container Terminal Services, Inc.	5,206
7,270		Intertek Group PLC	496,297
12,800		JGC Holdings Corp.	156,252
19,200		JTEKT Corp.	185,921
581		KForce Com, Inc.	17,697
22,500		Kajima Corp.	241,309
510		Koc Holding A.S.	1,441
32		Kone Corp. OYJ, Class B	1,806
1,230		LG Corp.	68,843
1,282		L3Harris Technologies, Inc.	253,490
17,843		Latam Airlines Group SA	119,026
208	[1]	Lawson Products, Inc.	8,320
1,742		Lotte Corp.	41,995
7,600		MISC Bhd	13,680
285		MOOG, Inc., Class A	21,979
1,668	[1]	MRC Global, Inc.	14,512
2,970		MTU Aero Engines GmbH	725,821
504	[1]	MYR Group, Inc.	12,857

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
2,337		Manpower, Inc.	$177,472
87,000		Marubeni Corp.	575,192
299	[1]	Masonite International Corp.	21,977
312	[1]	Mastec, Inc.	15,313
2,115	[1]	Meritor, Inc.	47,989
342		Miller Herman, Inc.	11,710
5,000		Misumi Corp.	104,818
66,500		Mitsubishi Electric Corp.	839,201
1,023		Mueller Industries, Inc.	28,624
211,000		NWS Holdings Ltd.	260,529
1,700		Nippon Express Co. Ltd.	81,080
16,200		Obayashi Corp.	162,691
79		Park-Ohio Holdings Corp.	1,937
4,089		Parker-Hannifin Corp.	755,525
110		Patrick Industries, Inc.	5,811
7,900		Persol Holdings Co. Ltd.	104,245
489		Primoris Services Corp.	9,281
1,900		Quanex Building Products Corp.	31,920
93		Randstand NV	4,826
14,344		Relx PLC	346,875
184		Resources Connection, Inc.	2,306
1,591		Rexnord Corp.	46,394
4,008		Roper Technologies, Inc.	1,409,614
176		Rush Enterprises, Inc.	7,378
6,000		SG Holdings Co. Ltd.	117,152
47		SGS SA	117,127
8,174		SKF Ab, Class B	144,458
508	[1]	SPX Corp.	21,300
1,340		Safran SA	186,160
106	[1]	Saia, Inc.	9,255
14,276		Sandvik AB	237,400
7,583		Schneider Electric SA	772,884
30,200		Shimizu Corp.	273,743
73,500		Sime Darby BHD	34,869
25,000		Sinotruk Hong Kong Ltd.	48,517
13,398		Skanska AB, Class B	294,513
928		SkyWest, Inc.	42,131
8,862		Southwest Airlines Co.	409,336
125	[1]	Spirit Airlines, Inc.	3,556
1,097		Steelcase, Inc., Class A	17,793
434		Systemax, Inc.	9,053
6,200		Taisei Corp.	211,297
2,592	[1]	Teledyne Technologies, Inc.	874,333
620		Tetra Tech, Inc.	50,139
5,529		Thomson Reuters Corp.	410,726
43,100		Toppan Printing Co. Ltd.	759,641
4,400		Toshiba Corp.	118,849
9,300		Toto Ltd.	350,641
12,300		Toyota Tsusho Corp.	369,572

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
184	[1]	Trex Co., Inc.	$17,600
1,449	[1]	TriMas Corp.	36,732
111	[1]	TrueBlue, Inc.	1,652
152		Unifirst Corp.	28,243
1,597		Union Pacific Corp.	255,217
2,921	[1]	United Airlines Holdings, Inc.	179,904
355		Universal Forest Products, Inc.	16,635
135		Universal Truckload Services, Inc.	2,080
12,636		Volvo AB, Class B	197,245
32,611		Weg SA	314,668
141,000		Weichai Power Co. Ltd., Class H	280,014
12,500		Yamato Holdings Co. Ltd.	196,192
123,200		Zoomlion Heavy Industry Science and Technology Co., Ltd.	103,108
		TOTAL	28,100,130
		Information Technology—10.0%
2,003		ASML Holding N.V.	554,756
529	[1]	A10 Networks, Inc.	3,550
3,724	[1]	Adobe, Inc.	1,285,227
302	[1]	Adyen BV	267,913
551		American Software, Inc., Class A	9,064
2,886	[1]	Amkor Technology, Inc.	30,115
453	[1]	Anixter International, Inc.	44,172
16,041		Apple, Inc.	4,384,968
10,263		Automatic Data Processing, Inc.	1,588,097
782	[1]	Avalara, Inc.	66,274
1,247		Benchmark Electronics, Inc.	33,893
89		Blackbaud, Inc.	6,034
861	[1]	Box, Inc.	14,422
22,500		Brother Industries Ltd.	404,460
1,811	[1]	CGI, Inc., Class A	127,246
830		CSG Systems International, Inc.	36,727
10,704	[1]	Cadence Design Systems, Inc.	707,963
142		Capgemini SE	15,666
463		Cass Information Systems, Inc.	21,738
514	[1]	Cirrus Logic, Inc.	35,281
39,942		Cisco Systems, Inc.	1,594,884
11,008	[1]	CommScope Holdings Co., Inc.	121,198
744	[1]	Commvault Systems, Inc.	31,025
241,000		Compal Electronics, Inc.	145,024
163		Constellation Software, Inc.	166,058
382	[1]	Cornerstone OnDemand, Inc.	15,673
69	[1]	Diodes, Inc.	3,037
1,139	[1]	EPAM Systems, Inc.	254,225
346	[1]	ePlus, Inc.	26,213
345	[1]	Exlservice Holding, Inc.	25,754
565	[1]	Fabrinet	31,143
4,353	[1]	Fortinet, Inc.	444,267
4,600		Fujitsu Ltd.	485,456
22,987		Halma PLC	573,270

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
1,900		Hitachi High-Tech Corp.	$141,237
425	[1]	Ichor Holdings Ltd.	12,291
43,827		Infosys Ltd.	442,447
604	[1]	Insight Enterprises, Inc.	33,274
526	[1]	Instructure, Inc.	25,648
37,982		Intel Corp.	2,108,761
311		InterDigital, Inc.	16,449
7,700		Itochu Techno-Solutions Corp.	216,498
365		j2 Global, Inc.	31,875
413		KBR, Inc.	10,721
935		Kemet Corp.	24,385
671	[1]	Kimball Electronics, Inc.	9,092
994		Lam Research Corp.	291,669
1,805	[1]	Lattice Semiconductor Corp.	32,400
55,700		Legend Holdings Corp.	96,423
432,000		Lenovo Group Ltd.	268,944
134,000		Lite-On Technology Corp.	189,510
749		ManTech International Corp., Class A	56,100
6,540		Mastercard, Inc.	1,898,235
424		Maximus, Inc.	26,720
974		Methode Electronics, Inc., Class A	29,863
27,117		Microsoft Corp.	4,393,225
129	[1]	MicroStrategy, Inc., Class A	17,436
1,919	[1]	Mobile Iron, Inc.	7,772
1,561		NIC, Inc.	28,551
4,000		Omron Corp.	215,089
129	[1]	Onto Innovation, Inc.	3,944
9,000		Otsuka Corp.	388,200
5,034		Paychex, Inc.	390,034
861	[1]	Paycom Software, Inc.	243,362
702	[1]	Paylocity Corp.	90,923
17,364	[1]	PayPal Holdings, Inc.	1,875,138
535	[1]	Perficient, Inc.	21,919
21	[1]	Plexus Corp.	1,393
137		Progress Software Corp.	5,109
247	[1]	Qualys, Inc.	19,804
417	[1]	Rapid7, Inc.	19,307
2,200		Rohm Co. Ltd.	143,669
6,593		SK Hynix, Inc.	475,878
169	[1]	SMART Global Holdings, Inc.	4,536
485	[1]	SPS Commerce, Inc.	25,511
14,811		STMicroelectronics N.V.	405,417
34,501		Samsung Electronics Co. Ltd.	1,560,826
1,100		Samsung SDS Co. Ltd.	152,231
225	[1]	Sanmina Corp.	5,915
450	[1]	ScanSource, Inc.	12,793
392		Science Applications International Corp.	31,411
1,031	[1]	Semtech Corp.	40,714
4,588		Skyworks Solutions, Inc.	459,626

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
4,200		Sunny Opitcal Technology Group Co. Ltd.	$65,995
353	[1]	Synaptics, Inc.	23,316
148,000		Synnex Technology International Corp.	181,004
10,619	[1]	Synopsys, Inc.	1,464,679
128,000		Taiwan Semiconductor Manufacturing Co. Ltd.	1,312,416
8,585		Tata Consultancy Services Ltd.	239,103
31	[1]	Tech Data Corp.	4,414
918	[1]	Tenable Holdings, Inc.	22,509
13,429		Texas Instruments, Inc.	1,532,786
1,800		Tokyo Electron Ltd.	369,988
543	[1]	Twilio, Inc.	61,164
519	[1]	Ultra Clean Holdings, Inc.	10,852
267	[1]	Verra Mobility Corp.	4,044
2,597		Visa, Inc., Class A	472,031
1,094		Vishay Intertechnology, Inc.	20,458
213	[1]	Vishay Precision Group, Inc.	5,851
8,000		Walsin Technology Corp.	54,337
316	[1]	Workiva, Inc.	13,506
802		XPERI Corp.	13,786
24,823		Xerox Holdings Corp.	799,301
13,981		Yageo Corp.	182,665
900		Yokogawa Electric Corp.	14,668
10,000	[1]	ZTE Corp.	41,742
		TOTAL	37,467,683
		Materials—3.8%
122	[1]	AdvanSix, Inc.	1,773
158,881		Alumina Ltd.	198,445
12,554		Anglo American PLC	291,726
3,321		Anglogold Ltd.	58,327
14,000		Anhui Conch Cement Co. Ltd., Class H	103,541
61,000		Asia Cement Corp.	87,436
535		BHP Billiton Ltd.	11,615
27,895		BHP Group PLC	505,055
19,917		Berger Paints India Ltd.	157,360
899		Boise Cascade Co.	31,897
844		CF Industries Holdings, Inc.	31,110
224		Celanese Corp.	20,998
14,606		Cherepovets MK Severstal	181,641
270,000		China National Building Material Co. Ltd.	315,588
226,000		China Resources Cement Holdings Ltd.	286,435
30,406		Companhia Siderurgica Nacional SA	76,017
17,855		Corteva, Inc.	485,656
3,288		Domtar, Corp.	94,596
8,210		Dow, Inc.	331,766
697		Ecolab, Inc.	125,774
1,192		Ems-Chemie Holdings Ag	703,080
39,821		Evraz PLC	172,740
5,107	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
65,000		Formosa Plastic Corp.	191,243

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Materials—continued
79,399		Fortescue Metals Group Ltd.	$517,957
244		FutureFuel Corp.	2,482
143		Glatfelter (P.H.) Co.	2,039
44,228		Gold Fields Ltd.	263,402
29		Greif, Inc.	1,160
125		Hawkins, Inc.	4,469
6,751	[1]	Impala Platinum Holdings Ltd.	54,636
303	[1]	Ingevity Corp.	13,647
2,534		KGHM Polska Miedz SA	46,107
149		Kaiser Aluminum Corp.	14,088
9,442		Koninklijke DSM NV	1,069,240
100	[1]	Koppers Holdings, Inc.	2,186
23,811		LafargeHolcim Ltd.	1,111,234
685		Louisiana-Pacific Corp.	19,488
604		Materion Corp.	27,385
23,600		Mitsubishi Gas Chemical Co., Inc.	354,697
8,300		Mitsubishi Materials Corp.	188,561
1,127		Myers Industries, Inc.	15,293
24,950		Newmont Corp.	1,113,519
4,900		Nissan Chemical Industries	205,854
6,700		Nitto Denko Corp.	334,070
1,162	[1]	Norilsk Nickel	356,556
3,620		Novolipetski Metallurgicheski Komb OAO	6,808
23,500		PT Indah Kiat Pulp & Paper Corp.	9,319
121,300		Petronas Chemicals BHD	155,714
4,492	[3]	Phosagro OAO, GDR	49,457
784		Polyus PJSC	97,661
4,315	[1,2]	Queen's Road Capital Investment Ltd.	1,447
16,400		Rio Tinto PLC	768,656
573		Schnitzer Steel Industries, Inc., Class A	9,443
3,500		Shin-Etsu Chemical Co. Ltd.	391,452
5,100		Showa Denko KK	109,490
3,668		Sika AG	655,341
19,521		Southern Copper Corp.	656,882
239		Stepan Co.	20,991
6,600		Taiheiyo Cement Corp.	161,942
14,000		Taiwan Cement Corp.	19,148
7,900		Teijin Ltd.	129,396
21,200		Tosoh Corp.	288,967
1,319		Tredegar Industries, Inc.	22,502
1,160		Trinseo SA	25,381
12,342		UPM - Kymmene Oyj	379,675
515		Umicore SA	21,581
2,811		Va Stahl Ag	62,050
1,785		Valhi, Inc.	2,481
562	[1]	Verso Corp.	9,166
1,043		Warrior Met Coal, Inc.	18,482
1,244		West Fraser Timber Co. Ltd.	46,451
424		Worthington Industries, Inc.	13,483

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Materials—continued
130,000		Zijin Mining Group Co. Ltd.	$58,812
		TOTAL	14,374,067
		Real Estate—2.6%
2,000		Agile Group Holdings Ltd.	2,831
212		American Assets Trust, Inc.	8,787
5,158		American Tower Corp.	1,169,834
411		Armada Hoffler Properties, Inc.	6,888
32,700		Ascendas Real Estate Investment Trust	72,128
1,026		Avalonbay Communities, Inc.	205,805
13,585		Brixmor Property Group, Inc.	247,383
106,000		CIFI Holdings Group Co. Ltd.	81,901
3,500		CapitaLand Commercial Trust Ltd.	4,698
61,500		CapitaLand Mall Trust	100,835
2,079		CareTrust REIT, Inc.	43,389
4,673		CatchMark Timber Trust, Inc.	42,945
57,000		China Aoyuan Group Ltd.	82,879
4,000		China Resources Bejing Land	18,609
7,700		China Vanke Co. Ltd.	29,897
836		CoreCivic, Inc.	12,381
2,330		Corepoint Lodging, Inc.	18,547
217,000		Country Garden Holdings Co.	290,360
512		Crown Castle International Corp.	73,364
2,000		Daito Trust Construction Co. Ltd.	205,874
1,393		DiamondRock Hospitality Co.	12,704
12,930		Duke Realty Corp.	419,837
595		EastGroup Properties, Inc.	74,809
17,367		Equity Residential Properties Trust	1,304,262
714		Essential Properties Realty Trust, Inc.	16,358
136		Essex Property Trust, Inc.	38,537
109,000		Evergrande Real Estate Group Limited	247,447
4,104		Fibra Uno Administracion SA	6,216
714		First Industrial Realty Trust	27,489
144,000		Franshion Properties of China Ltd.	106,074
1,039		Geo Group, Inc.	15,211
201		Global Medical REIT, Inc.	2,808
50,903		H&R Real Estate Investment Trust	736,098
118,900		Henderson Land Development Co. Ltd.	549,101
104,000	[1]	Kaisa Group Holdings Ltd.	46,649
1,337		Kite Realty Group Trust	21,593
1,083		Life Storage, Inc.	116,867
26,000		Logan Property Holdings Co. Ltd.	44,769
3,500		Longfor Properties	16,324
4,325		Mid-American Apartment Communities, Inc.	559,049
1,441		Monmouth Real Estate Investment Corp.	20,462
690		National Storage Affiliates Trust	23,281
8,215		New Senior Investment Group, Inc.	49,865
1,714		Newmark Group, Inc.	16,369
209		PS Business Parks, Inc.	31,047
1,654		Physicians Realty Trust	31,194

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Real Estate—continued
827		RLJ Lodging Trust	$10,925
7,491		Retail Properties of America, Inc.	78,431
250		Retail Value, Inc.	6,948
1,276		Rexford Industrial Realty, Inc.	59,679
61,200		Robinson's Land Corp., Class B	25,365
478		STAG Industrial, Inc.	13,374
269,835		Scentre Group	601,013
234,000		Seazen Group Ltd.	243,355
196,000		Shenzhen Investment Ltd.	66,250
27,000		Shimao Property Holdings Ltd.	97,547
244,513		Stockland Trust Group	741,090
62,000		Sunac China Holdings	341,940
604		Terreno Realty Corp.	33,141
394,000		Yuexiu Property Co., Ltd.	80,898
		TOTAL	9,653,711
		Utilities—2.5%
11,193		AES Corp.	187,259
15,622		AGL Energy Ltd.	192,837
10,887		American Electric Power Co., Inc.	971,774
438		American States Water Co.	33,546
467,461		AusNet Services	511,102
77		Avista Corp.	3,631
1,499		CEZ A.S.	28,729
50,500		CLP Holdings Ltd.	532,112
168		Chesapeake Utilities Corp.	14,364
170,000		China Power International Development Ltd.	31,832
24,000		China Resources Logic Ltd.	120,317
4,252		DTE Energy Co.	474,821
365		Duke Energy Corp.	33,470
11,500		ENN Energy Holdings Ltd.	128,870
41,674		Endesa SA	1,073,492
25,474		Enel SpA	213,309
33,145		Equatorial Energia SA	182,776
23,918		Gail India Ltd.	34,698
769,500	[3]	HK Electric Investments Ltd.	775,687
54,040		Hong Kong and China Gas Co. Ltd.	104,467
53,507		Iberdrola SA	612,422
5,330		Manila Electric Co.	28,261
7,566		NextEra Energy, Inc.	1,912,382
980		Northwestern Corp.	68,933
3,028,957		OJSC Inter Rao Ues	236,842
348		ONE Gas, Inc.	28,585
2,028		Orsted A/S	208,693
279		Otter Tail Corp.	13,562
1,364		Portland General Electric Co.	74,215
14,000		Ratchaburi Group PCL	26,168
6,535		Severn Trent PLC	208,073
2,477		Southern Co.	149,512
4,969		Uniper SE	146,847

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Utilities—continued
977		Unitil Corp.	$55,044
		TOTAL	9,418,632
		TOTAL COMMON STOCKS (IDENTIFIED COST $211,446,341)	234,793,059
		ASSET-BACKED SECURITIES—0.0%
$9,663		Santander Drive Auto Receivables Trust 2016-2, Class C, 2.660%, 11/15/2021	9,667
13,346		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	13,381
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $23,006)	23,048
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.2%
		Agency Commercial Mortgage-Backed Securities—0.2%
132,343		Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025	134,928
500,000		Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.530%, 10/25/2026	531,822
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $649,962)	666,750
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.4%
255,000		Bank, Class A4, 3.488%, 11/15/2050	284,714
200,000		Citigroup Commercial Mortgage Trust 2015-GC33, Class AS, 4.114%, 9/10/2058	222,707
450,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	482,662
300,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	325,133
50,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 4/15/2045	52,684
100,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	108,379
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,394,613)	1,476,279
		CORPORATE BONDS—5.1%
		Basic Industry - Metals & Mining—0.0%
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	107,700
		Capital Goods - Aerospace & Defense—0.1%
180,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	199,630
90,000	[4]	Textron Financial Corp., Jr. Sub. Note, 144A, 3.426% (3-month USLIBOR +1.735%), 2/15/2042	72,153
		TOTAL	271,783
		Capital Goods - Building Materials—0.1%
125,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	133,729
130,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 4/1/2026	147,041
185,000		Masco Corp., Unsecd. Note, 4.450%, 4/1/2025	206,220
		TOTAL	486,990
		Capital Goods - Diversified Manufacturing—0.1%
30,000		General Electric Capital Corp., Note, Series MTNA, 6.750%, 3/15/2032	40,328
300,000		Valmont Industries, Inc., 5.250%, 10/1/2054	341,294
		TOTAL	381,622
		Commercial Mortgage—0.1%
150,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	173,791
		Communications - Media & Entertainment—0.0%
20,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	22,869
70,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	94,711
		TOTAL	117,580
		Communications - Telecom Wireless—0.1%
375,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	416,667

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—continued
75,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.875%, 6/19/2049	$90,399
	TOTAL	507,066
	Communications - Telecom Wirelines—0.2%
300,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	366,751
200,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	218,913
	TOTAL	585,664
	Consumer Cyclical - Automotive—0.1%
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	277,448
70,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	73,918
	TOTAL	351,366
	Consumer Cyclical - Retailers—0.1%
100,000	Advance Auto Parts, Inc., 4.500%, 12/1/2023	109,966
300,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	321,566
88,865	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	97,415
	TOTAL	528,947
	Consumer Cyclical - Services—0.1%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.800%, 6/6/2023	205,925
130,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	141,304
	TOTAL	347,229
	Consumer Non-Cyclical - Food/Beverage—0.2%
210,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	227,407
250,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.950%, 7/15/2025	260,265
120,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	134,908
70,000	PepsiCo, Inc., Sr. Unsecd. Note, 4.450%, 4/14/2046	91,995
	TOTAL	714,575
	Consumer Non-Cyclical - Health Care—0.2%
210,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	219,255
400,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	420,929
	TOTAL	640,184
	Consumer Non-Cyclical - Pharmaceuticals—0.0%
90,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	99,137
	Consumer Non-Cyclical - Tobacco—0.4%
EUR 870,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	1,144,322
200,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	239,610
	TOTAL	1,383,932
	Energy - Independent—0.1%
170,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	172,410
	Energy - Integrated—0.0%
100,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	103,427
35,000	Petro-Canada, Deb., 7.000%, 11/15/2028	47,453
	TOTAL	150,880
	Energy - Midstream—0.1%
325,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	348,393
80,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	85,843
	TOTAL	434,236
	Energy - Refining—0.1%
250,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	287,181

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—0.6%
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 4/1/2044	$132,943
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	327,049
300,000		Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 3/30/2021	303,220
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	276,672
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	269,690
5,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 1/24/2022	5,382
100,000		JPMorgan Chase & Co., Series S, 6.750%, 8/1/2068	111,931
50,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	52,551
400,000		Morgan Stanley, 4.300%, 1/27/2045	492,249
34,903	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	26,178
230,000		Truist Financial Corp., Sr. Unsecd. Note, 2.900%, 3/3/2021	232,506
		TOTAL	2,230,371
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
140,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	155,903
240,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/1/2020	243,272
70,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	78,052
		TOTAL	477,227
		Financial Institution - Finance Companies—0.2%
210,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.950%, 2/1/2022	217,014
325,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	371,591
		TOTAL	588,605
		Financial Institution - Insurance - Life—0.3%
27,000		Aflac, Inc., Sr. Unsecd. Note, 6.450%, 8/15/2040	40,624
400,000		American International Group, Inc., Unsecd. Note, 3.875%, 1/15/2035	456,932
325,000		Mass Mutual Global Funding II, 144A, 2.000%, 4/15/2021	328,060
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	16,667
105,000		Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	117,403
100,000		Principal Life Global Funding II, 144A, 2.200%, 4/8/2020	100,038
		TOTAL	1,059,724
		Financial Institution - Insurance - P&C—0.0%
30,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	54,715
		Financial Institution - REIT - Apartment—0.1%
300,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	324,911
140,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	149,405
		TOTAL	474,316
		Financial Institution - REIT - Office—0.0%
100,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	112,382
		Financial Institution - REIT - Other—0.1%
180,000		ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	213,178
90,000		WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	100,647
160,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	175,046
		TOTAL	488,871
		Financial Institution - REIT - Retail—0.0%
30,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	31,466
		Foreign-Local-Government—0.0%
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	65,414
		Municipal Services—0.1%
133,415		Army Hawaii Family Housing, 144A, 5.524%, 6/15/2050	177,453

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Municipal Services—continued
100,000	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	$134,543
	TOTAL	311,996
	Sovereign—0.1%
JPY 30,000,000	KFW, 2.050%, 2/16/2026	319,843
	Technology—0.7%
$400,000	Apple, Inc., Sr. Unsecd. Note, 2.950%, 9/11/2049	421,039
320,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	375,022
28,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	30,352
260,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	284,737
150,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.600%, 10/15/2020	151,390
300,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	335,449
380,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	403,987
450,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	517,801
	TOTAL	2,519,777
	Transportation - Services—0.0%
62,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 3.850%, 11/15/2024	67,483
	Utility - Electric—0.6%
275,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	319,872
190,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	223,511
400,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	411,849
300,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	324,262
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	156,225
200,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	221,658
400,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	423,021
125,000	Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	154,140
	TOTAL	2,234,538
	Utility - Natural Gas—0.1%
200,000	Sempra Energy, Sr. Unsecd. Note, 2.850%, 11/15/2020	201,756
	TOTAL CORPORATE BONDS (IDENTIFIED COST $17,318,164)	18,980,757
	MORTGAGE-BACKED SECURITIES—0.0%
1,269	Federal Home Loan Mortgage Corp., Pool C00592, 7.000%, 3/1/2028	1,436
901	Federal Home Loan Mortgage Corp., Pool C00896, 7.500%, 12/1/2029	1,049
73	Federal Home Loan Mortgage Corp., Pool C17281, 6.500%, 11/1/2028	75
1,028	Federal Home Loan Mortgage Corp., Pool C19588, 6.500%, 12/1/2028	1,174
810	Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	923
1,298	Federal Home Loan Mortgage Corp., Pool C76361, 6.000%, 2/1/2033	1,508
1,867	Federal Home Loan Mortgage Corp., Pool G01444, 6.500%, 8/1/2032	2,168
1,117	Federal National Mortgage Association, Pool 251697, 6.500%, 5/1/2028	1,256
4,935	Federal National Mortgage Association, Pool 252334, 6.500%, 2/1/2029	5,484
3,207	Federal National Mortgage Association, Pool 254905, 6.000%, 10/1/2033	3,726
3,657	Federal National Mortgage Association, Pool 255075, 5.500%, 2/1/2024	3,984
347	Federal National Mortgage Association, Pool 303168, 9.500%, 2/1/2025	386
217	Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	247
2,118	Federal National Mortgage Association, Pool 323640, 7.500%, 4/1/2029	2,408
4,847	Federal National Mortgage Association, Pool 545993, 6.000%, 11/1/2032	5,611
2,032	Federal National Mortgage Association, Pool 555272, 6.000%, 3/1/2033	2,350
1,514	Federal National Mortgage Association, Pool 713974, 5.500%, 7/1/2033	1,727
3,570	Federal National Mortgage Association, Pool 721502, 5.000%, 7/1/2033	3,975

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
4,723	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	$5,403
2,869	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	3,323
7,147	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	8,211
9,321	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	10,760
179	Government National Mortgage Association, Pool 352214, 7.000%, 4/15/2023	191
1,396	Government National Mortgage Association, Pool 451522, 7.500%, 10/15/2027	1,590
855	Government National Mortgage Association, Pool 462556, 6.500%, 2/15/2028	947
276	Government National Mortgage Association, Pool 462739, 7.500%, 5/15/2028	314
103	Government National Mortgage Association, Pool 464835, 6.500%, 9/15/2028	115
2,444	Government National Mortgage Association, Pool 469699, 7.000%, 11/15/2028	2,750
2,071	Government National Mortgage Association, Pool 486760, 6.500%, 12/15/2028	2,319
165	Government National Mortgage Association, Pool 780339, 8.000%, 12/15/2023	177
1,981	Government National Mortgage Association, Pool 780453, 7.500%, 12/15/2025	2,189
1,861	Government National Mortgage Association, Pool 780584, 7.000%, 6/15/2027	2,055
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $70,747)	79,831
	FOREIGN GOVERNMENTS/AGENCIES—8.0%
	Sovereign—8.0%
AUD 1,000,000	Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	749,867
EUR 390,000	Belgium, Government of, Series 68, 2.250%, 6/22/2023	472,432
EUR 680,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	804,629
CAD 800,000	Canada, Government of, Bond, 3.250%, 6/1/2021	610,640
CAD 480,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	501,836
EUR 636,000	France, Government of, 0.500%, 5/25/2025	742,282
EUR 150,000	France, Government of, Bond, 4.500%, 4/25/2041	314,328
EUR 600,000	France, Government of, O.A.T., 5.500%, 4/25/2029	1,024,037
EUR 650,000	France, Government of, Unsecd. Note, 1.250%, 5/25/2036	859,216
EUR 400,000	France, Government of, Unsecd. Note, 1.750%, 6/25/2039	578,002
EUR 600,000	Germany, Government of, 0.250%, 2/15/2027	709,393
EUR 300,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	590,304
EUR 100,000	Germany, Government of, Bond, Series 08, 4.750%, 7/4/2040	229,193
EUR 540,000	Germany, Government of, Unsecd. Note, 1.000%, 8/15/2025	655,379
EUR 1,000,000	Italy, Government of, 3.750%, 5/1/2021	1,153,352
EUR 220,000	Italy, Government of, 4.250%, 3/1/2020	242,869
EUR 680,000	Italy, Government of, Sr. Unsecd. Note, 0.650%, 10/15/2023	760,550
EUR 1,000,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	1,443,492
EUR 950,000	Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	1,108,049
EUR 58,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	79,852
JPY 70,000,000	Japan, Government of, Series 313, 1.300%, 3/20/2021	659,256
JPY 60,000,000	Japan, Government of, Series 65, 1.900%, 12/20/2023	602,348
JPY 142,000,000	Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	1,609,842
JPY 205,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	2,263,325
JPY 50,000,000	Japan, Government of, Sr. Unsecd. Note, Series 351, 0.100%, 6/20/2028	476,687
JPY 155,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	1,943,694
$30,000	Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	43,425
MXN 31,800,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	1,540,853
EUR 750,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	1,141,209
EUR 150,000	Spain, Government of, 4.200%, 1/31/2037	259,567
EUR 600,000	Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	730,332
EUR 590,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	760,955

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
EUR 480,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	$602,359
GBP 350,000	UK TSY 1 5/8% 2028, Unsecd. Deb., 1.625%, 10/22/2028	497,279
GBP 270,000	United Kingdom, Government of, 2.750%, 9/7/2024	384,071
GBP 430,000	United Kingdom, Government of, 3.250%, 1/22/2044	824,179
GBP 400,000	United Kingdom, Government of, 4.250%, 12/7/2027	667,548
GBP 600,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	874,325
GBP 230,000	United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	424,218
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $28,068,909)	29,935,174
	U.S. TREASURIES—4.9%
$325,284	U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2021	325,564
1,650,000	United States Treasury Bond, 2.000%, 2/15/2050	1,771,472
365,000	United States Treasury Bond, 2.375%, 11/15/2049	424,205
21,000	United States Treasury Bond, 2.500%, 5/15/2046	24,571
3,000	United States Treasury Bond, 3.000%, 11/15/2045	3,815
100,000	United States Treasury Bond, 4.375%, 2/15/2038	147,197
450,000	United States Treasury Note, 1.375%, 1/31/2022	453,822
750,000	United States Treasury Note, 1.375%, 8/31/2026	765,389
750,000	United States Treasury Note, 1.500%, 1/15/2023	762,609
100,000	United States Treasury Note, 1.500%, 1/31/2027	102,892
600,000	United States Treasury Note, 1.500%, 10/31/2021	605,197
1,550,000	United States Treasury Note, 1.500%, 11/30/2021	1,564,496
200,000	United States Treasury Note, 1.500%, 2/15/2030	206,456
275,000	United States Treasury Note, 1.625%, 10/31/2026	285,034
450,000	United States Treasury Note, 1.625%, 11/30/2026	466,515
1,000,000	United States Treasury Note, 1.625%, 12/31/2021	1,012,208
400,000	United States Treasury Note, 1.750%, 12/31/2024	415,231
400,000	United States Treasury Note, 1.750%, 12/31/2026	418,114
3,450,000	United States Treasury Note, 1.750%, 11/15/2029	3,636,879
600,000	United States Treasury Note, 1.875%, 6/30/2026	630,714
3,275,000	United States Treasury Note, 2.125%, 5/31/2021	3,318,313
180,000	United States Treasury Note, 2.250%, 3/31/2021	182,267
50,000	United States Treasury Note, 2.250%, 3/31/2026	53,607
385,000	United States Treasury Note, 2.500%, 1/31/2021	389,843
30,000	United States Treasury Note, 2.500%, 1/31/2025	32,236
225,000	United States Treasury Note, 2.500%, 2/28/2026	244,345
145,000	United States Treasury Note, 2.875%, 9/30/2023	154,980
160,000	United States Treasury Note, 2.875%, 11/30/2023	171,458
	TOTAL U.S. TREASURIES (IDENTIFIED COST $17,967,075)	18,569,429
	PURCHASED CALL OPTIONS—0.0%
1,000,000	Barclays USD CALL/JPY PUT, Notional Amount $1,000,000, Exercise Price $111.90, Expiration Date 3/4/2020	1
2,097,900	JPM EUR CALL/USD PUT, Notional Amount $2,097,900, Exercise Price $1.13, Expiration Date 4/17/2020	6,390
	TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $9,545)	6,391
	PURCHASED PUT OPTIONS—0.0%
2,034,075	JPM EUR PUT/USD CALL, Notional Amount $2,034,075, Exercise Price $1.10, Expiration Date 4/17/2020	13,925
2,600,000	JPM USD PUT/CHF CALL, Notional Amount $2,600,000, Exercise Price $0.96, Expiration Date 4/1/2020	16,562
	TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $23,966)	30,487

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		INVESTMENT COMPANIES—16.3%
3,090,044		Emerging Markets Core Fund	$31,147,644
143,208		Federated Bank Loan Core Fund	1,383,387
4,618,080		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.68%[5]	4,619,927
1,610,993		Federated Mortgage Core Portfolio	16,158,263
553,403		Federated Project and Trade Finance Core Fund	4,925,286
431,042	[6]	High Yield Bond Portfolio	2,655,220
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $57,849,394)	60,889,727
		TOTAL INVESTMENT IN SECURITIES—97.6% (IDENTIFIED COST $334,821,722)	365,450,932
		OTHER ASSETS AND LIABILITIES - NET—2.4%[7]	9,040,363
		TOTAL NET ASSETS-100%	$374,491,295
At February 29, 2020, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized
Contracts Purchased:
3/2/2020	Barclays Bank PLC Wholesale	969,780 CHF	$1,000,000	$5,162
3/3/2020	Bank of America N.A.	2,128,700 ZAR	$140,000	$(3,545)
3/6/2020	Morgan Stanley	15,050,000 CAD	$11,326,726	$(114,114)
3/6/2020	Barclays Bank PLC Wholesale	64,863,000 JPY	$588,033	$13,429
3/6/2020	State Street Bank & Trust Co.	122,774,000 MXN	$6,431,097	$(196,369)
3/6/2020	JPMorgan Chase	601,000 NZD	$381,462	$(5,794)
3/6/2020	JPMorgan Chase	78,241,000 TRY	$12,671,018	$(138,034)
3/19/2020	Barclays Bank PLC Wholesale	432,985,000 KRW	$356,205	$385
3/19/2020	Barclays Bank PLC Wholesale	2,157,408,000 KRW	$1,815,144	$(38,385)
3/19/2020	Barclays Bank PLC Wholesale	6,526,934,000 KRW	$5,480,167	$(104,832)
3/19/2020	Barclays Bank PLC Wholesale	11,011,752,000 KRW	$9,549,114	$(480,252)
3/19/2020	Barclays Bank PLC Wholesale	14,215,133,000 KRW	$12,248,829	$(541,784)
4/21/2020	Bank of America N.A.	740,000 EUR	$816,136	$3,187
4/21/2020	Bank of New York Mellon	1,850,000 EUR	$2,055,400	$(7,091)
4/30/2020	Bank of New York Mellon	2,381,935 CAD	$1,800,000	$(25,443)
4/30/2020	State Street Bank & Trust Co.	550,000 EUR	$608,526	$738
4/30/2020	Bank of America N.A.	2,000,000 GBP	$2,593,764	$(25,637)
4/30/2020	State Street Bank & Trust Co.	542,189,900 JPY	$5,000,000	$41,847
5/7/2020	Morgan Stanley	153,055 AUD	$100,000	$(165)
5/7/2020	State Street Bank & Trust Co.	236,097 AUD	$160,000	$(5,999)
5/7/2020	BNP Paribas SA	335,193 CAD	$250,000	$(281)
5/7/2020	JPMorgan Chase	451,661 CAD	$340,000	$(3,513)
5/7/2020	Morgan Stanley	86,470 CHF	$90,000	$23
5/7/2020	Credit Agricole CIB	145,121 CHF	$150,000	$1,083
5/7/2020	Bank of New York Mellon	541,841 EUR	$600,000	$455
5/7/2020	State Street Bank & Trust Co.	813,038 EUR	$900,000	$988
5/7/2020	Citibank N.A.	155,844 GBP	$200,000	$143
5/7/2020	Citibank N.A.	245,551 GBP	$320,000	$(4,650)
5/7/2020	Citibank N.A.	29,531,774 JPY	$275,000	$(292)
5/7/2020	JPMorgan Chase	60,076,253 JPY	$550,000	$8,837
5/7/2020	Goldman Sachs	3,784,101 MXN	$190,000	$310
5/7/2020	Credit Agricole CIB	5,656,479 MXN	$300,000	$(15,524)

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized
5/28/2020	Bank of America N.A.	85,000 AUD	$56,169	$(708)
5/28/2020	Barclays Bank PLC Wholesale	1,070,000 GBP	$1,393,685	$(18,988)
5/28/2020	Bank of America N.A.	500,000 NOK	$53,281	$(142)
5/28/2020	Barclays Bank PLC Wholesale	2,075,000 NZD	$1,314,263	$(16,243)
5/28/2020	Bank of America N.A.	2,217,341 ZAR	$140,000	$382
Contracts Sold:
3/2/2020	Barclays Bank PLC Wholesale	975,600 CHF	$1,000,000	$(11,194)
3/3/2020	Bank of America N.A.	2,190,202 ZAR	$140,000	$(398)
3/6/2020	JPMorgan Chase	6,577,000 CHF	$6,729,165	$(89,276)
3/6/2020	Credit Agricole CIB	20,398,000 EUR	$22,080,203	$(442,542)
3/6/2020	Bank of America N.A.	1,428,000 GBP	$1,843,352	$12,283
3/6/2020	State Street Bank & Trust Co.	51,175,000 SEK	$5,234,398	$(91,955)
3/19/2020	Barclays Bank PLC Wholesale	1,137,528,000 KRW	$955,432	$18,607
3/19/2020	Barclays Bank PLC Wholesale	3,695,146,000 KRW	$3,180,535	$137,353
3/19/2020	Credit Agricole CIB	5,017,883,000 KRW	$4,332,185	$199,646
3/19/2020	Barclays Bank PLC Wholesale	5,354,600,000 KRW	$4,600,883	$191,038
3/19/2020	Bank of America N.A.	5,502,104,000 KRW	$4,739,189	$207,865
3/19/2020	Morgan Stanley	9,650,422,000 KRW	$8,330,791	$383,069
3/19/2020	Barclays Bank PLC Wholesale	11,079,677,000 KRW	$9,417,570	$292,768
4/21/2020	JPMorgan Chase	740,000 EUR	$818,651	$(672)
4/21/2020	JPMorgan Chase	740,000 EUR	$824,482	$5,158
4/30/2020	State Street Bank & Trust Co.	2,381,974 CAD	$1,800,000	$25,414
4/30/2020	Citibank N.A.	2,350,000 EUR	$2,617,729	$14,512
4/30/2020	State Street Bank & Trust Co.	690,904 GBP	$900,000	$12,836
4/30/2020	JPMorgan Chase	2,000,000 GBP	$2,584,151	$16,024
4/30/2020	JPMorgan Chase	154,446,740 JPY	$1,400,000	$(36,207)
4/30/2020	State Street Bank & Trust Co.	30,568,280 MXN	$1,600,000	$61,001
5/7/2020	Bank of America N.A.	239,098 AUD	$160,000	$4,041
5/7/2020	Morgan Stanley	449,639 CAD	$340,000	$5,019
5/7/2020	Credit Agricole CIB	146,748 CHF	$150,000	$(2,778)
5/7/2020	Credit Agricole CIB	830,095 EUR	$900,000	$(19,891)
5/7/2020	Barclays Bank PLC Wholesale	246,387 GBP	$320,000	$3,577
5/7/2020	Morgan Stanley	60,649,666 JPY	$550,000	$(14,170)
5/7/2020	Goldman Sachs	5,642,550 MXN	$300,000	$16,226
5/28/2020	Barclays Bank PLC Wholesale	964,171 CHF	$1,000,000	$(5,091)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(778,553)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,349,980 and $1,033,145, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.

At February 29, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]Amsterdam Index Short Futures	41	$4,880,054	March 2020	$309,876
1DAX Index Short Futures	10	$3,261,897	March 2020	$192,373
[1]Euro Bund Short Futures	192	$37,027,018	June 2020	$(85,082)
1FTSE 100 Index Short Futures	20	$1,674,103	March 2020	$1,786
[1]Hang Seng Index Short Futures	2	$335,728	March 2020	$(1,378)
1IBEX 35 Index Short Futures	30	$2,879,091	March 2020	$65,457
[1]Japan 10-Year Bond Short Futures	14	$19,997,960	March 2020	$(17,070)
1MSCI Singapore IX ETS Short Futures	556	$13,733,348	March 2020	$487,452
1MSCI Taiwan Index Short Futures	26	$1,094,860	March 2020	$707
1S&P/TSX 60 IX Short Futures	95	$13,747,663	March 2020	$1,183,026
1SPI 200 Short Futures	48	$4,982,811	March 2020	$472,536
1TOPIX Index Short Futures	6	$834,137	March 2020	$7,481
[1]Australia 10-Year Bond Long Futures	62	$6,046,216	March 2020	$67,167
1CAC 40 10-Year Euro Long Futures	88	$5,155,138	March 2020	$(762,188)
[1]Canada 10-Year Bond Long Futures	262	$27,858,178	June 2020	$345,490
1DJIA Mini E-CBOT Long Futures	31	$3,931,420	March 2020	$(194,862)
1E-Mini Russel 2000 Index Long Futures	4	$294,980	March 2020	$(11,136)
[1]Euro BTP Long Futures	47	$7,588,796	June 2020	$7,310
[1]Euro STOXX 50 Long Futures	64	$2,341,434	March 2020	$(115,630)
1FTSE JSE Top 40 Long Futures	283	$8,281,015	March 2020	$(373,590)
1FTSE/MIB Index Long Futures	39	$4,741,543	March 2020	$(3,870)
1KOSPI2 Index Long Futures	91	$5,017,363	March 2020	$(364,760)
[1]Long GILT Long Futures	116	$20,137,959	June 2020	$167,472
1MSCI Emerging Market Long Futures	23	$1,160,120	March 2020	$(13,734)
1NIKKEI 225 Long Futures	4	$781,754	March 2020	$(24,515)
1S&P 500 E-Mini Long Futures	174	$25,674,570	March 2020	$(1,287,642)
[1]United States Treasury Notes 2-Year Long Futures	61	$13,318,016	June 2020	$63,918
[1]United States Treasury Notes 5-Year Long Futures	16	$1,964,000	June 2020	$18,831
[1]United States Treasury Notes 10-Year Long Futures	8	$1,078,000	June 2020	$3,054
[1]United States Treasury Notes 10-Year Ultra Long Futures	7	$1,051,531	June 2020	$15,703
[1]United States Treasury Ultra Bond Long Futures	2	$415,000	June 2020	$10,569
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$164,751
The average notional value of long and short futures contracts held by the Fund throughout the period was $103,613,068 and $101,556,386, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At February 29, 2020, the Fund had the following outstanding written options contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
Bank of America Merrill Lynch	USD CALL/ZAR PUT	$140,000	May 2020	$15.75	$(4,597)
Barclays Bank PLC Wholesale	NZD CALL/USD PUT	$651,900	March 2020	$0.64	$(1,216)
BNP Paribas	USD CALL/MXN PUT	$140,000	March 2020	$18.85	$(6,119)
BNP Paribas	USD CALL/MXN PUT	$140,000	March 2020	$19.10	$(4,039)
Morgan Stanley	USD CALL/MXN PUT	$1,000,000	May 2020	$19.90	$(25,964)
Put Options:
Credit Agricole	USD PUT/CHF CALL	$1,000,000	March 2020	$0.98	$(15,402)
(Premiums Received $23,716)					$(57,337)
The average market value of written put and call options held by the Fund throughout the period was $(14,987) and $(11,847), respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.

The average market value of purchased put and call options held by the Fund throughout the period was $9,406 and $11,271, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/Depreciation on Foreign Exchange Contracts, Futures Contracts and the value of Written Options Contracts are included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 29, 2020, were as follows:
Affiliates	Balance of Share Held 11/30/2019	Purchases/ Additions	Sales/ Reductions
Emerging Markets Core Fund	3,951,047	46,177	(907,180)
Federated Bank Loan Core Fund	220,646	2,665	(80,103)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	3,049,396	20,577,093	(19,008,409)
Federated Mortgage Core Portfolio	2,226,677	33,660	(649,344)
Federated Project and Trade Finance Core Fund	546,931	6,472	—
High Yield Bond Portfolio	566,062	52,032	(187,052)
TOTAL OF AFFILIATED TRANSACTIONS	10,560,759	20,718,099	(20,832,088)

Balance of Shares Held 02/29/2020	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend/ Interest Income
3,090,044	$31,147,644	$666,633	$(49,712)	$467,885
143,208	$1,383,387	$(8,400)	$(895)	$26,069
4,618,080	$4,619,927	$—	$433	$12,333
1,610,993	$16,158,263	$248,861	$6,859	$136,385
553,403	$4,925,286	$(43,907)	$—	$57,698
431,042	$2,655,220	$(122,890)	$97,780	$51,389
10,446,770	$60,889,727	$740,297	$54,465	$751,759
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the "Trustees").
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2020, these restricted securities amounted to $825,144, which represented 0.2% of total net assets.
Additional information on restricted securities held at February 29, 2020, is as follows:
Security	Acquisition Date	Cost	Market Value
HK Electric Investments Ltd.	2/2/2016	$787,165	$775,687
Phosagro OAO, GDR	1/3/2019	$39,183	$49,457
4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	The High Yield Portfolio is a diversified portfolio of below investment grade bonds.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2020.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$116,120,902	$—	$—	$116,120,902
International	15,482,098	103,188,612	1,447	118,672,157
Debt Securities:
Asset-Backed Securities	—	23,048	—	23,048
Commercial Mortgage-Backed Security	—	666,750	—	666,750
Collateralized Mortgage Obligations	—	1,476,279	—	1,476,279
Corporate Bonds	—	18,954,579	26,178	18,980,757
Mortgage-Backed Securities	—	79,831	—	79,831
Foreign Governments/Agencies	—	29,935,174	—	29,935,174
U.S. Treasuries	—	18,569,429	—	18,569,429
Purchased Call Options	—	6,391	—	6,391
Purchased Put Options	—	30,487	—	30,487
Investment Companies[1]	55,964,441	—	—	60,889,727
TOTAL SECURITIES	$187,567,441	$172,930,580	$27,625	$365,450,932
Other Financial Instruments
Assets
Futures Contracts	$3,420,208	$—	$—	$3,420,208
Foreign Exchange Contracts	—	1,683,406	—	1,683,406
Written Option Contracts	—	—	—	—
Liabilities
Futures Contracts	(3,255,457)	—	—	(3,255,457)
Foreign Exchange Contracts	—	(2,461,959)	—	(2,461,959)
Written Options Contracts	—	(57,337)	—	(57,337)
TOTAL OTHER FINANCIAL INSTRUMENTS	$164,751	$(835,890)	$—	$(671,139)
1	As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $4,925,286 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BKNT	—Bank Notes
CAD	—Canadian Dollar
CHF	—Swiss Franc
EUR	—Euro Currency
GBP	—British Pound
GDR	—Global Depository Receipt
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SEK	—Swedish Krona
TRY	—Turkish Lira
USD	—Unified States Dollar
ZAR	—South African Rand